Retirement benefits - Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%
Decrease in liabilities	$ 3.2
Increase in liabilities	$ (3.2)
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%
Decrease in liabilities	$ (1.4)
Increase in liabilities	$ 1.4
Mortality rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Year of reasonably possible increase in actuarial assumption	One-year
Increase in liabilities	$ 5.7
Healthcare costs trend rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in liabilities	$ (1.6)
Increase in liabilities	$ 1.7